Goodwill - Key Assumptions Used to Estimate the Recoverable Amounts (Details)	Dec. 31, 2020
Bell Wireless
Disclosure of information for cash-generating units [line items]
Perpetuity Growth Rate (as a percent)	0.80%
Discount Rate (as a percent)	9.10%
Bell Wireline
Disclosure of information for cash-generating units [line items]
Perpetuity Growth Rate (as a percent)	1.00%
Discount Rate (as a percent)	6.00%
Bell Media Inc.
Disclosure of information for cash-generating units [line items]
Perpetuity Growth Rate (as a percent)	0.50%
Discount Rate (as a percent)	8.50%